The suppliers who accounted for 10% or more of the Company’s total purchases (materials and services) and its outstanding balance of accounts payable are presented as follow (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Concentration Risk [Line Items]
Accounts Payable	$ 4,942,881	$ 2,637,792
Purchases [Member]
Concentration Risk [Line Items]
Purchase	$ 2,938,157	$ 4,684,275
Percentage of total accounts payable	30.00%	28.00%
Purchases [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Purchase	$ 1,786,674	$ 1,630,684
Percentage of total accounts payable	18.00%	10.00%
Purchases [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Purchase	$ 1,151,483	$ 3,053,591
Percentage of total accounts payable	12.00%	18.00%
Accounts Payable [Member]
Concentration Risk [Line Items]
Percentage of total accounts payable	12.00%	8.00%
Accounts Payable	$ 593,155	$ 218,709
Accounts Payable [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Percentage of total accounts payable	1.00%
Accounts Payable	$ 55,820
Accounts Payable [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Percentage of total accounts payable	11.00%	8.00%
Accounts Payable	$ 537,335	$ 218,709